Note 12 - ABN Amro Bank Swap (Details) - ABN Bank [Member] - Interest Rate Swap [Member] $ in Thousands	Jun. 03, 2016 USD ($)
Effective (start) date	Apr. 13, 2018
Termination date	Jul. 13, 2021
Notional amount on effective date	$ 16,575
Interest rate payable	1.4425%